FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                   ---------

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/08
                           ---------



Item 1. Schedule of Investments.



Franklin Strategic Mortgage Portfolio

QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2008

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   8

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                             PRINCIPAL AMOUNT(a)       VALUE
                                                                                             -------------------   -------------
       MORTGAGE-BACKED SECURITIES 96.6%
(b)    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 5.7%
       FHLMC, 4.687%, 3/01/19 ............................................................          205,310        $     206,046
       FHLMC, 4.871%, 11/01/25 ...........................................................           94,802               93,864
       FHLMC, 4.875%, 4/01/17 ............................................................           46,794               46,689
       FHLMC, 4.958%, 5/01/20 ............................................................          189,649              188,653
       FHLMC, 5.102%, 5/01/22 ............................................................           63,165               62,854
       FHLMC, 5.13%, 11/01/16 ............................................................          370,820              372,325
       FHLMC, 5.158%, 8/01/31 ............................................................           31,457               31,644
       FHLMC, 5.189%, 7/01/22 ............................................................        1,161,049            1,160,483
       FHLMC, 5.375%, 4/01/18 ............................................................           94,850               94,689
       FHLMC, 5.526%, 12/01/30 ...........................................................          116,031              116,453
       FHLMC, 5.601%, 1/01/31 ............................................................          183,824              184,636
       FHLMC, 5.966%, 10/01/36 ...........................................................        2,601,625            2,664,636
       FHLMC, 5.982%, 10/01/18 ...........................................................          175,739              181,513
       FHLMC, 6.06%, 4/01/31 .............................................................           68,267               70,151
       FHLMC, 6.123%, 7/01/30 ............................................................          546,884              559,651
       FHLMC, 6.142%, 4/01/24 ............................................................          204,841              207,395
       FHLMC, 6.421%, 7/01/24 ............................................................          145,231              146,853
       FHLMC, 6.427%, 1/01/32 ............................................................          107,012              108,496
       FHLMC, 6.435%, 4/01/30 ............................................................        1,263,329            1,310,519
       FHLMC, 6.552%, 1/01/28 ............................................................          305,002              312,805
       FHLMC, 6.869%, 11/01/19 ...........................................................          161,145              167,358
                                                                                                                   -------------
                                                                                                                       8,287,713
                                                                                                                   -------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 27.9%
       FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ......................................              466                  480
       FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ......................................            1,423                1,470
       FHLMC Gold 15 Year, 7.50%, 4/01/10 ................................................              800                  828
       FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .....................................           12,045               12,309
(c)    FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .....................................        3,512,863            3,595,029
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ................................................        1,926,037            1,971,261
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ................................................        3,441,492            3,522,299
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ................................................        3,550,093            3,633,450
       FHLMC Gold 30 Year, 5.50%, 9/01/33 ................................................          459,620              471,704
(c)    FHLMC Gold 30 Year, 5.50%, 1/01/34 ................................................        4,860,000            4,974,667
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ......................................          575,301              594,677
(c)    FHLMC Gold 30 Year, 6.00%, 1/15/31 ................................................        8,400,000            8,653,310
       FHLMC Gold 30 Year, 6.00%, 8/01/34 ................................................        3,605,678            3,723,016
       FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32 ......................................        1,393,432            1,460,028
(c)    FHLMC Gold 30 Year, 6.50%, 1/01/31 ................................................        4,250,000            4,414,025
       FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .....................................          795,135              843,717
       FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ......................................          170,840              181,081
       FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .....................................          359,251              382,076
       FHLMC Gold 30 Year, 9.00%, 9/01/30 ................................................          253,541              279,448
       FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .....................................          915,866            1,013,284
       FHLMC PC 30 Year, 8.50%, 2/01/17 - 5/01/17 ........................................          861,307              919,870
       FHLMC PC 30 Year, 9.00%, 6/01/16 ..................................................            1,583                1,719
       FHLMC PC 30 Year, 9.25%, 8/01/14 ..................................................            4,097                4,422
       FHLMC PC 30 Year, 9.50%, 12/01/09 - 8/01/19 .......................................          119,166              129,689
                                                                                                                   -------------
                                                                                                                      40,783,859
                                                                                                                   -------------


                     Quarterly Statement of Investments | 3

Franklin Strategic Mortgage Portfolio

                                                                                             PRINCIPAL AMOUNT(a)       VALUE
                                                                                             -------------------   -------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
(b)    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 6.9%
       FNMA, 3.205%, 1/01/17 .............................................................          624,623        $     624,284
       FNMA, 4.019%, 1/01/18 .............................................................        2,043,731            2,028,493
       FNMA, 4.402%, 12/01/31 ............................................................           73,911               73,893
       FNMA, 4.425%, 5/01/30 .............................................................          190,573              191,852
       FNMA, 4.458%, 12/01/22 ............................................................          177,365              174,719
       FNMA, 4.725%, 4/01/18 .............................................................           31,822               31,147
       FNMA, 4.752%, 4/01/31 .............................................................           74,169               74,123
       FNMA, 4.812%, 4/01/21 .............................................................           32,857               32,792
       FNMA, 4.875%, 9/01/18 .............................................................           50,105               49,560
       FNMA, 4.883%, 7/01/25 .............................................................           68,871               68,175
       FNMA, 4.945%, 5/01/27 .............................................................          113,727              112,239
       FNMA, 4.963%, 7/01/17 .............................................................          142,703              147,494
       FNMA, 4.99%, 7/01/19 ..............................................................        1,179,690            1,170,798
       FNMA, 5.00%, 11/01/28 .............................................................          133,848              132,442
       FNMA, 5.02%, 7/01/27 ..............................................................          140,510              138,343
       FNMA, 5.049%, 7/01/31 .............................................................            5,516                5,494
       FNMA, 5.067%, 11/01/31 ............................................................          414,475              413,851
       FNMA, 5.082%, 8/01/27 .............................................................          161,394              159,510
       FNMA, 5.167%, 10/01/19 ............................................................          279,056              281,157
       FNMA, 5.215%, 5/01/31 .............................................................           28,465               27,953
       FNMA, 5.227%, 10/01/24 ............................................................          334,484              330,853
       FNMA, 5.248%, 4/01/33 .............................................................          472,500              473,834
       FNMA, 5.257%, 8/01/29 .............................................................           56,742               56,280
       FNMA, 5.275%, 6/01/31 .............................................................          373,410              366,748
       FNMA, 5.284%, 2/01/32 .............................................................          154,170              152,472
       FNMA, 5.335%, 10/01/32 ............................................................          192,575              187,541
       FNMA, 5.396%, 4/01/27 .............................................................          183,556              186,782
       FNMA, 5.413%, 5/01/21 .............................................................          296,170              305,127
       FNMA, 5.449%, 9/01/32 .............................................................          436,701              433,256
       FNMA, 5.52%, 7/01/26 ..............................................................           43,649               42,985
       FNMA, 5.536%, 7/01/14 .............................................................          267,276              268,163
       FNMA, 5.713%, 12/01/24 ............................................................           90,148               91,917
       FNMA, 5.803%, 4/01/18 .............................................................          184,193              189,579
       FNMA, 5.841%, 6/01/17 .............................................................           93,990               93,591
       FNMA, 5.859%, 7/01/31 .............................................................          758,355              790,167
       FNMA, 6.375%, 10/01/29 ............................................................           25,249               25,196
       FNMA, 6.383%, 8/01/26 .............................................................          138,261              141,724
                                                                                                                   -------------
                                                                                                                      10,074,534
                                                                                                                   -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 48.3%
       FNMA 15 Year, 5.00%, 6/01/18 ......................................................          831,999              859,021
       FNMA 15 Year, 5.00%, 7/01/18 ......................................................        3,144,915            3,256,883
       FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ............................................        3,063,432            3,174,528
       FNMA 15 Year, 6.50%, 4/01/11 - 10/01/16 ...........................................          248,070              258,133
       FNMA 15 Year, 7.00%, 11/01/11 .....................................................              512                  530
       FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ............................................           20,014               20,801
       FNMA 15 Year, 9.00%, 2/01/11 - 11/01/11 ...........................................          175,077              182,665
       FNMA 30 Year, 5.00%, 4/01/34 ......................................................        1,220,224            1,248,494
(c)    FNMA 30 Year, 5.00%, 1/01/35 ......................................................       12,600,000           12,865,784


                     4 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

                                                                                             PRINCIPAL AMOUNT(a)       VALUE
                                                                                             -------------------   -------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
       FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 ...........................................        8,632,281        $   8,869,878
       FNMA 30 Year, 5.50%, 11/01/34 .....................................................       14,854,869           15,257,048
       FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35 ...........................................        2,223,262            2,302,431
(c)    FNMA 30 Year, 6.00%, 1/01/29 ......................................................        3,600,000            3,706,312
       FNMA 30 Year, 6.00%, 10/01/34 .....................................................        1,609,717            1,661,347
       FNMA 30 Year, 6.00%, 10/01/34 .....................................................        4,472,187            4,615,627
       FNMA 30 Year, 6.00%, 11/01/34 .....................................................        1,772,177            1,829,017
       FNMA 30 Year, 6.00%, 7/01/35 ......................................................        1,471,486            1,522,083
       FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ...........................................        6,566,632            6,858,790
       FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ............................................          362,752              384,381
       FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ............................................           67,745               71,971
       FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ..........................................          864,402              933,844
       FNMA 30 Year, 9.00%, 8/01/14 - 9/01/26 ............................................           60,721               65,923
       FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ...........................................          250,371              273,962
       FNMA 30 Year, 10.00%, 8/01/15 - 4/01/21 ...........................................          274,513              306,351
       FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ...........................................           19,719               22,351
       FNMA 30 Year, 11.00%, 10/01/15 ....................................................            9,208                9,990
       FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ...........................................            2,930                3,275
       FNMA 30 Year, 12.50%, 12/01/13 ....................................................              487                  575
                                                                                                                   -------------
                                                                                                                      70,561,995
                                                                                                                   -------------
(b)    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
       GNMA, 4.625%, 7/20/27 .............................................................          212,843              208,516
       GNMA, 5.125%, 11/20/25 ............................................................           74,522               73,539
                                                                                                                   -------------
                                                                                                                         282,055
                                                                                                                   -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 7.6%
       GNMA I SF 15 Year, 7.00%, 4/15/14 .................................................           28,855               30,521
       GNMA I SF 15 Year, 8.00%, 9/15/15 .................................................           27,321               29,192
(c)    GNMA I SF 30 Year, 6.00%, 1/01/31 .................................................        6,500,000            6,706,174
       GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 .......................................          655,627              689,138
       GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 .......................................          597,660              630,392
       GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .....................................           85,281               90,408
       GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 .......................................          328,685              350,905
       GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21 .......................................          195,110              207,553
       GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 .......................................          421,476              450,794
       GNMA I SF 30 Year, 9.00%, 2/15/09 - 8/15/28 .......................................           66,083               71,005
       GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 ......................................           29,275               30,308
       GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .....................................            9,157               10,187
       GNMA I SF 30 Year, 10.50%, 1/15/16 ................................................              972                1,096
       GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ......................................          997,900            1,048,786
       GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .....................................          522,788              552,253
       GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ......................................          160,755              171,361
       GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ......................................           72,412               77,000
       GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .....................................            7,235                7,722
       GNMA II SF 30 Year, 10.50%, 6/20/20 ...............................................               26                   29
                                                                                                                   -------------
                                                                                                                      11,154,824
                                                                                                                   -------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $139,811,206) ..............................                           141,144,980
                                                                                                                   -------------


                     Quarterly Statement of Investments | 5

Franklin Strategic Mortgage Portfolio

                                                                                             PRINCIPAL AMOUNT(a)       VALUE
                                                                                             -------------------   -------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 29.3%
       FINANCE 29.3%
(b)    ACE Securities Corp., 2004-HE4, M9, 3.571%, 12/25/34 ..............................          408,032        $       2,501
(b)    AFC Home Equity Loan Trust, 1997-4, 2A2, 1.111%, 12/22/27 .........................          426,621              262,471
(b, d) Ameriquest Mortgage Securities Inc., 2003-12, M2, 2.171%, 1/25/34 .................        1,118,817              566,227
(b)    Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE4, A1,
          1.555%, 5/25/35 ................................................................           18,160               17,785
(b, e) Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 1.927%, 7/25/23 (Canada) ....        1,495,955 CAD        1,234,206
       Bear Stearns Commercial Mortgage Securities Inc.,
          2005-PW10, A4, 5.405%, 12/11/40 ................................................        3,000,000            2,559,814
(b, e)    2007-T26, B, 144A, 5.601%, 1/12/45 .............................................        2,650,000              434,134
       CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 .............        2,021,355            1,901,188
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
          2006-CD3, A5, 5.617%, 10/15/48 .................................................        7,000,000            5,596,625
          2007-CD4, C, 5.476%, 12/11/49 ..................................................        6,500,000            1,014,513
(b)    Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 .................           36,586               36,249
       Countrywide Asset-Backed Certificates,
          2004-7, AF4, 4.774%, 8/25/32 ...................................................          889,298              881,729
(b)       2006-11, 1AF1, 0.591%, 9/25/46 .................................................          419,510              394,909
(b)    FHLMC, 2942, TF, 1.545%, 3/15/35 ..................................................        1,407,851            1,390,836
(b)    First Franklin Mortgage Loan Asset-Backed Certificates,
          2004-FF11, 1A2, 0.821%, 1/25/35 ................................................          280,716              200,457
          2006-FF12, A2, 0.511%, 9/25/36 .................................................          780,968              725,525
       FNMA,
(b)       2007-1, NF, 0.721%, 2/25/37 ....................................................          989,815              932,108
          G93-33, K, 7.00%, 9/25/23 ......................................................        1,796,856            1,926,040
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ................        1,262,683            1,127,623
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36 ..................................................        5,000,000            4,174,208
          2007-GG9, C, 5.554%, 3/10/39 ...................................................        3,500,000              626,544
(b)    HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, 0.581%, 3/25/36 .............          520,355              506,088
       JPMorgan Chase Commercial Mortgage Securities Corp.,
(b)       2004-CB9, A4, 5.377%, 6/12/41 ..................................................        3,779,632            3,205,945
          2004-LN2, A2, 5.115%, 7/15/41 ..................................................          557,685              470,790
       LB-UBS Commercial Mortgage Trust, 2007-C2, C, 5.611%, 2/15/40 .....................        6,100,000            1,089,184
(b)    Master Asset-Backed Securities Trust, 2006-AB1, A1, 0.611%, 2/25/36 ...............          375,798              368,817
(b)    Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 0.706%, 5/25/37 ............        3,934,895            1,004,008
(b)    Morgan Stanley ABS Capital I Inc. Trust, 2006-NC3, A2B, 0.591%, 3/25/36 ...........          847,901              823,218
(b)    Morgan Stanley Capital I Trust, 2004-IQ7, A4, 5.431%, 6/15/38 .....................        6,000,000            5,228,072
(b)    Novastar Home Equity Loan, 2004-4, M4, 1.571%, 3/25/35 ............................        1,500,000              811,892
(b)    Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, 0.581%, 9/25/37 .......        2,000,000            1,639,140
       Residential Asset Securities Corp.,
          2004-KS1, AI4, 4.213%, 4/25/32 .................................................          866,489              700,517
(b)       2005-AHL2, A2, 0.731%, 10/25/35 ................................................          171,417              137,968
       Residential Funding Mortgage Securities II, 2004-HI2, A4, 5.24%, 9/25/18 ..........          128,614              127,782
(b)    Structured Asset Investment Loan Trust, 2004-1, M5, 4.971%, 2/25/34 ...............          434,772               47,790
(b, e) Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 0.741%, 5/25/31 ...........          772,508              509,083
(b)    Travelers Mortgage Services Inc., 1998-5A, A, 8.055%, 12/25/18 ....................          109,255               76,478
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .........................          100,000               95,461
                                                                                                                   -------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
          (COST $70,066,276) .............................................................                            42,847,925
                                                                                                                   -------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $209,877,482) ...............                           183,992,905
                                                                                                                   -------------


                     6 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

                                                                                             PRINCIPAL AMOUNT(a)       VALUE
                                                                                             -------------------   -------------
       SHORT TERM INVESTMENTS 2.4%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $224,981) 0.2%
(f, g) U.S. Treasury Bills, 2/26/09 - 5/28/09 ............................................          225,000        $     224,969
                                                                                                                   -------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $210,102,463) ....................                           184,217,874
                                                                                                                   -------------

                                                                                                   SHARES
                                                                                             -------------------
       MONEY MARKET FUNDS (COST $3,221,669) 2.2%
(h)    Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ..............        3,221,669            3,221,669
                                                                                                                   -------------
       TOTAL INVESTMENTS (COST $213,324,132) 128.3% ......................................                           187,439,543
       OTHER ASSETS, LESS LIABILITIES (28.3)% ............................................                           (41,344,422)
                                                                                                                   -------------
       NET ASSETS 100.0% .................................................................                         $ 146,095,121
                                                                                                                   =============

See Abbreviations on page 10.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a to-be-announced basis.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2008, the value of this security was $566,227, representing 0.39% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2008, the aggregate value of these securities was $2,177,423, representing 1.49% of net assets.

(f)  The security is traded on a discount basis with no stated coupon rate.

(g) Security or a portion of the security has been segregated as collateral for open futures contracts. At December 31, 2008, the value of securities and or cash pledged amounted to $224,969.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 7

Franklin Strategic Mortgage Portfolio

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                     8 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $213,537,971
                                                ============
Unrealized appreciation .....................   $  1,674,264
Unrealized depreciation .....................    (27,772,692)
                                                ------------
Net unrealized appreciation (depreciation) ..   $(26,098,428)
                                                ============

4. FINANCIAL FUTURES CONTRACTS

At December 31, 2008, the Fund had the following financial futures contracts outstanding:

                                                                        UNREALIZED
                             NUMBER OF                    CONTRACT     APPRECIATION
                             CONTRACTS   DELIVERY DATE   FACE VALUE   (DEPRECIATION)
                             ---------   -------------   ----------   --------------
CONTRACTS TO SELL
U.S. Treasury Long Bond ..       63          3/20/09     $6,300,000     $(301,611)

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                     Quarterly Statement of Investments | 9

Franklin Strategic Mortgage Portfolio

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                         LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
                                       ----------   ------------   --------   ------------
ASSETS:
   Investments in Securities .......   $3,446,638   $183,426,678   $566,227   $187,439,543
LIABILITIES:
   Other Financial Instruments(a) ..           --        301,611         --        301,611

(a) Other financial instruments include net unrealized appreciation (depreciation) on futures contracts.

At December 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                        INVESTMENTS
                                                                       IN SECURITIES
                                                                       -------------
Beginning Balance - October 1, 2008 ................................     $ 882,421
   Net realized gain (loss) ........................................        (1,305)
   Net change in unrealized appreciation (depreciation) ............       (82,955)
   Net purchases (sales) ...........................................      (231,934)
Transfers in and/or out of Level 3 .................................            --
                                                                         ---------
Ending Balance .....................................................     $ 566,227
                                                                         =========
Net change in unrealized appreciation (depreciation) attributable
   to assets still held at end of period ...........................     $ (82,955)
                                                                         =========

6. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

CURRENCY

CAD - Canadian Dollar

SELECTED PORTFOLIO

PC  - Participation Certificate
SF  - Single Family

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     10 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO



By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 25, 2009